Regulatory Matters (Schedule Of Actual Capital Amounts And Ratios) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Ratio	13.00%	13.80%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%
Tier 1 Capital to Risk Weighted Assets, Ratio	11.80%	12.50%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%
Tier 1 Leverage Ratio	9.40%	10.10%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%
Lake Forest Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	223,451	244,642
Total Capital to Risk Weighted Assets, Ratio	11.00%	11.30%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	203,441	217,140
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	202,206	172,514
Tier 1 Capital to Risk Weighted Assets, Ratio	9.90%	7.90%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	122,065	130,284
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	202,206	172,514
Tier 1 Leverage Ratio	7.90%	6.60%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	127,653	130,398
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
Hinsdale Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	148,804	149,582
Total Capital to Risk Weighted Assets, Ratio	12.30%	12.70%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	120,808	118,260
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	134,488	128,769
Tier 1 Capital to Risk Weighted Assets, Ratio	11.10%	10.90%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	72,485	70,956
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	134,488	128,769
Tier 1 Leverage Ratio	9.20%	9.20%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	73,227	70,021
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
North Shore Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	176,141	164,869
Total Capital to Risk Weighted Assets, Ratio	11.20%	13.10%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	157,708	126,268
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	124,202	114,393
Tier 1 Capital to Risk Weighted Assets, Ratio	7.90%	9.10%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	94,625	75,761
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	124,202	114,393
Tier 1 Leverage Ratio	7.30%	7.90%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	85,389	72,902
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
Libertyville Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	121,105	117,082
Total Capital to Risk Weighted Assets, Ratio	13.20%	13.20%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	91,887	88,606
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	93,613	85,958
Tier 1 Capital to Risk Weighted Assets, Ratio	10.20%	9.70%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	55,132	53,164
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	93,613	85,958
Tier 1 Leverage Ratio	8.10%	7.50%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	58,017	57,037
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
Barrington Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	126,516	114,689
Total Capital to Risk Weighted Assets, Ratio	12.70%	12.50%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	99,813	91,849
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	119,534	104,340
Tier 1 Capital to Risk Weighted Assets, Ratio	12.00%	11.40%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	59,888	55,109
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	119,534	104,340
Tier 1 Leverage Ratio	9.80%	9.10%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	61,060	57,064
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
Crystal Lake Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	79,963	80,453
Total Capital to Risk Weighted Assets, Ratio	13.00%	14.10%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	61,523	57,234
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	73,235	74,505
Tier 1 Capital to Risk Weighted Assets, Ratio	11.90%	13.00%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	36,914	34,341
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	73,235	74,505
Tier 1 Leverage Ratio	9.70%	10.40%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	37,696	36,001
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
Northbrook Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	149,325	88,769
Total Capital to Risk Weighted Assets, Ratio	14.40%	12.30%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	103,395	72,476
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	136,273	83,099
Tier 1 Capital to Risk Weighted Assets, Ratio	13.20%	11.50%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	62,037	43,486
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	136,273	83,099
Tier 1 Leverage Ratio	7.20%	7.10%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	94,611	58,447
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
Schaumburg Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	58,860	53,608
Total Capital to Risk Weighted Assets, Ratio	12.90%	12.40%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	45,660	43,292
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	53,741	45,184
Tier 1 Capital to Risk Weighted Assets, Ratio	11.80%	10.40%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	27,396	25,975
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	53,741	45,184
Tier 1 Leverage Ratio	9.20%	9.00%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	29,335	25,177
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
Village Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	82,743	78,335
Total Capital to Risk Weighted Assets, Ratio	11.70%	13.30%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	70,753	59,129
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	77,692	72,284
Tier 1 Capital to Risk Weighted Assets, Ratio	11.00%	12.20%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	42,452	35,478
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	77,692	72,284
Tier 1 Leverage Ratio	9.00%	9.50%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	43,306	38,239
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
Beverly Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	40,484	37,825
Total Capital to Risk Weighted Assets, Ratio	11.70%	12.90%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	34,562	29,283
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	37,612	35,207
Tier 1 Capital to Risk Weighted Assets, Ratio	10.90%	12.00%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	20,737	17,570
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	37,612	35,207
Tier 1 Leverage Ratio	9.70%	9.60%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	19,446	18,422
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
Town Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	83,099	75,853
Total Capital to Risk Weighted Assets, Ratio	12.20%	12.00%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	68,122	63,444
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	75,157	68,572
Tier 1 Capital to Risk Weighted Assets, Ratio	11.00%	10.80%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	40,873	38,066
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	75,157	68,752
Tier 1 Leverage Ratio	9.90%	9.80%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	37,801	34,941
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
Wheaton Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	59,164	64,049
Total Capital to Risk Weighted Assets, Ratio	11.90%	13.80%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	49,551	46,426
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	52,911	59,197
Tier 1 Capital to Risk Weighted Assets, Ratio	10.70%	12.80%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	29,730	27,856
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	52,911	59,197
Tier 1 Leverage Ratio	7.70%	8.10%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	34,456	36,433
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
State Bank Of The Lakes [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	68,673	62,391
Total Capital to Risk Weighted Assets, Ratio	11.10%	11.60%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	61,683	53,947
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	57,627	56,800
Tier 1 Capital to Risk Weighted Assets, Ratio	9.30%	10.50%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	37,010	32,368
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	57,627	56,800
Tier 1 Leverage Ratio	8.00%	8.30%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	35,813	34,404
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
Old Plank Trail Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	33,826	34,442
Total Capital to Risk Weighted Assets, Ratio	12.20%	13.90%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	27,724	24,722
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	29,072	28,575
Tier 1 Capital to Risk Weighted Assets, Ratio	10.50%	11.60%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	16,634	14,833
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	29,072	28,575
Tier 1 Leverage Ratio	9.00%	9.40%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	16,137	15,134
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%
St. Charles Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Amount	61,738	36,743
Total Capital to Risk Weighted Assets, Ratio	11.50%	13.40%
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	53,868	27,404
Total Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	51,874	34,279
Tier 1 Capital to Risk Weighted Assets, Ratio	9.60%	12.50%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Amount	32,321	16,442
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized by Regulatory Definition, Ratio	6.00%	6.00%
Tier 1 Leverage Ratio, Amount	51,874	34,279
Tier 1 Leverage Ratio	8.30%	10.30%
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Amount	31,101	16,628
Tier 1 Leverage Ratio, To Be Well Capitalized by Regulatory Definition, Ratio	5.00%	5.00%